Loans and Advances to Customers - Loans and advances to customers by type (Detail) - EUR (€) € in Millions	Jun. 30, 2019	Dec. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Loans and advances to customers before provisions	€ 611,562	€ 594,144
Loan loss provision	(4,481)	(4,491)
Loans and advances to customers	607,081	589,653
Loans to, or guaranteed by, public authorities [member]
Disclosure of detailed information about financial instruments [line items]
Loans and advances to customers before provisions	43,968	41,803
Loans secured by mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Loans and advances to customers before provisions	342,731	337,379
Loans guaranteed by credit institutions [Member]
Disclosure of detailed information about financial instruments [line items]
Loans and advances to customers before provisions	3,107	3,095
Personal lending [Member]
Disclosure of detailed information about financial instruments [line items]
Loans and advances to customers before provisions	25,954	24,867
Corporate loans [member]
Disclosure of detailed information about financial instruments [line items]
Loans and advances to customers before provisions	€ 195,801	€ 187,000